Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Gross	$ 14,454	$ 19,679
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	111	1,328
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,240	4,723
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	197	209
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	188	179
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	2,253	2,209
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	307	483
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	7,074	10,472
Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	84	76
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	14,727	19,997
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	111	1,328
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,400	4,917
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	197	209
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	188	179
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	2,359	2,326
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	307	483
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	7,074	10,472
Gross carrying amount [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	91	83
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(273)	(318)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(160)	(194)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(106)	(117)
Impairment losses [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	$ (7)	$ (7)